Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

September 29, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A of Deutsche Money Market Prime Series (the “Fund”), a series of Deutsche Money Funds (the “Trust”) (Reg. Nos. 002-51992, 811-02527)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Fund, Post-Effective Amendment No. 77 under the Securities Act of 1933 (the “Securities Act”) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing page of the Amendment that it will become effective on December 1, 2016. No fees are required in connection with this filing.

The Amendment contains disclosure reflecting the prospective changes to the Fund that will allow the Fund to operate as a retail money market fund under the amended Rule 2a-7 under the Investment Company Act of 1940.

The Amendment has been electronically coded to show changes from the Fund’s Prospectuses and Statement of Additional Information filed with the Securities and Exchange Commission (the “Commission”) on November 25, 2015 in Post-Effective Amendment No. 75 under the Securities Act.

Please direct any comments or questions on this filing to the undersigned at (617) 295-1705.

Very truly yours,

/s/ Anne Marie Duffy

Anne Marie Duffy

Vice President and Senior Counsel

Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price P.C.